Expenses by nature - Depreciation and amortization (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Expenses by nature
Property, plant and equipment (Note 14)	¥ 58,865	¥ 30,507	¥ 37,481
Right-of-use assets (Note 15)	309,606	213,490	214,117
Intangible assets (Note 16)	21,400	21,022	17,071
Total	¥ 389,871	¥ 265,019	¥ 268,669